SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	Sep. 30, 2021	Dec. 31, 2020
Year End Spot Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	1	1
Year End Spot Rate [Member] | Chinese Yuan [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.4434	6.5250
Average Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	1	1
Average Rate [Member] | Chinese Yuan [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.4701	6.9042